    As filed with the Securities and Exchange Commission on May 5, 2000

                                                     REGISTRATION NO. 333-05037
                                                                      811-04440

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                   FORM N-4
                          POST-EFFECTIVE AMENDMENT NO. 5
                                      TO
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/
                                      AND
                              AMENDMENT NO. 14 TO
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            /X/


                       SUN LIFE (N.Y.) VARIABLE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

                         122 EAST 42ND STREET, SUITE 1900
                            NEW YORK, NEW YORK 10017
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                  DEPOSITOR'S TELEPHONE NUMBER: (212) 983-6352

           EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
                C/O SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                        RETIREMENT PRODUCTS AND SERVICES
                                 ONE COPLEY PLACE
                           BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:
                                JOAN BOROS, ESQ.
                JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
                         1025 THOMAS JEFFERSON STREET, N.W.
                                  SUITE 400E
                             WASHINGTON, D.C. 20007

                              -------------------



Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

  [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [ ] On (date) pursuant to paragraph (b) of Rule 485.

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

  Units of interest in Separate Account under variable annuity contracts.

This Amendment to the registration statement on Form N-4 (file No. 333-05037), which became effective on August 1, 1996 (the "Registration Statement"), is being filed pursuant to Rule 485(b) under the Securities Exchange Act of 1933, as amended, to supplement the prospectus and profile contained in the Registration Statement for the Regatta Gold - NY Variable and Fixed Annuity

The supplement describes an additional variable investment option to be made available under the Regatta Gold - NY Variable and Fixed Annuity contract offered pursuant to the Registration Statement. This Post-Effective Amendment relates only to the supplement to the prospectus and profile for the Regatta Gold - NY Variable and Fixed Annuity product included in this Post-Effective Amendment and does not otherwise delete, amend or supersede any information contained in the Registration Statement, as amended.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


     Attached hereto and made a part hereof is a Supplement to the Prospectus dated April 17, 2000 for the Regatta Gold - NY Variable and Fixed Annuity.


     Incorporated herein by reference from Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (Registration No. 333-05037) is the Prospectus dated April 17, 2000 for each of the following:

     Regatta Gold-NY Variable and Fixed Annuity
     Futurity-NY Variable and Fixed Annuity

                             SUPPLEMENT DATED MAY 5,2000

                                        TO

                              PROFILE DATED APRIL 17, 2000
                                        AND
                           PROSPECTUS DATED APRIL 17, 2000


                                        FOR
                                 REGATTA GOLD - NY
                             VARIABLE AND FIXED ANNUITY


         ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK


    Effective immediately, with the addition of a new variable investment option -- the Strategic Growth Series -- under the Contract, you may allocate your money among 26 variable investment options available under the Regatta Gold - NY Variable and Fixed Annuity. The Strategic Growth Series (which we sometimes refer to as the "Fund") is a series of the MFS/Sun Life Series Trust (the "Series Fund"). Market conditions will determine the value of an investment in the Strategic Growth Series and any other Series of the Series Fund. The Strategic Growth Series and the other Series of the Series Fund are described in the Series Fund prospectus, as supplemented.


     As a result of the addition of the Strategic Growth Series, the Profile dated April 17, 2000 (the "Profile") and the Prospectus dated April 17, 2000 (the "Prospectus") are hereby amended and supplemented as follows:


     1. The third paragraph of Section 1, "The Regatta Gold- NY Annuity," of the Profile and the second paragraph on the cover page of the Prospectus are each amended by deleting the first sentence in its entirety and replacing it with the following:

     "You may choose among 26 variable investment options and a range of fixed options."

     2. The list of the available investing options appearing in Section 4, "Allocation Options," of the Profile and on the cover page of the Prospectus is hereby supplemented by the addition of the Strategic Growth Series.


     3. The summary expense chart appearing in Section 5, "Expenses," of the Profile is hereby supplemented as follows:


                                                                     EXAMPLES:
                            TOTAL ANNUAL  TOTAL ANNUAL   TOTAL     TOTAL EXPENSES
                             INSURANCE        FUND      ANNUAL         AT END
SUB-ACCOUNT                   CHARGES       EXPENSES   EXPENSES   1 YEAR   10 YEARS
------------                 ---------      --------   --------   ------   -------
Strategic Growth Series          1.50%        1.00%      2.50%     $81      $284


     4. The "Underlying Fund Annual Expenses" table and the footnotes thereto appearing on page 5 of the Prospectus are hereby supplemented as follows:


                                                   OTHER                  TOTAL FUND
                               MANAGEMENT       EXPENSES(2)                 EXPENSES(2)
FUND                              FEES     (AFTER REIMBURSEMENT)    (AFTER REIMBURSEMENT)
----                           ----------  ---------------------    ---------------------
Strategic Growth Series(3)         0.75%            0.25%                      1.00%


          (3) MFS has agreed to bear the Fund's expenses such that "Other Expenses," after taking into account the expense offset arrangement described in Footnote (2), above, will not exceed 0.25% annually. This arrangement will continue until at least May 1, 2001, unless changed with the consent of the Series Fund's Board of Directors; provided however, that this arrangement will terminate prior to May 1, 2001, in the event that the Fund's "Other Expenses" equal or fall below 0.25% annually. Without taking into account this fee waiver and/or expense reimbursement, the Fund's "Other Expenses" and "Total Fund Expenses" would be estimated to be 3.26% and 4.01%, respectively.



     4. The "Examples" presented on page 6 of the Prospectus are supplemented as follows:


     If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $30,000 and a 5% annual return:


                               1 YEAR      3 YEAR       5 YEAR    10 YEARS
                               ------      ------       ------    --------
Strategic Growth Series          $81        $117         $158       $284

     If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $30,000 and a 5% annual return:

                               1 YEAR      3 YEAR       5 YEAR    10 YEARS
                               ------      ------       ------    --------
Strategic Growth Series          $25        $78          $133       $284

     5. The "Variable Account Options: The Funds" section beginning on page 8 of the Prospectus, is supplemented as follows:


             "STRATEGIC GROWTH SERIES will seek capital appreciation."


THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF REGATTA GOLD - NY VARIABLE AND FIXED ANNUITY, DATED APRIL 17, 2000, AND THE CURRENT PROSPECTUS OF THE MFS/SUN LIFE SERIES TRUST. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.



NYGOLDSUPP 5/00

                               PART B

              INFORMATION REQUIRED IN A STATEMENT OF
                       ADDITIONAL INFORMATION

          Incorporated by reference to Post-Effective Amendment No.4 to the Registration Statement on Form N-4 (Registration No. 333-05037), filed
March 29, 2000, is the Statement of Additional Information dated April 17, 2000 for each of the following:

          Regatta Gold-NY Variable and Fixed Annuity
          Futurity-NY Variable and Fixed Annuity

                               PART C

                          OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are incorporated in this Registration Statement by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-05037), filed March 29, 2000:

Included in Part A:

A.   Condensed Financial Information - Accumulation Unit Values
     (Regatta Gold - NY)

B.   Financial Statements of the Depositor:

     1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1999 and 1998;

     2. Statutory Statements of Operations, Years Ended December 31, 1999, 1998 and 1997;

     3. Statutory Statements of changes in Capital Stock and Surplus, Years Ended December 31, 1999, 1998 and 1997;

     4. Statutory Statements of Cash Flow, Years Ended December 31, 1999, 1998 and 1997;

     5.   Notes to Statutory Financial Statements; and

     6.   Independent Auditors' Report.

Included in Part B:

A.   Financial Statements of the Registrant:

     1.   Statement of Condition, December 31, 1999;

     2.   Statement of Operations, Year Ended December 31, 1999;

     3. Statements of Changes in Net Assets, Years Ended December 31, 1999 and 1998;

     4.   Notes to Financial Statements; and

     5.   Independent Auditors' Report.

     (b) The following Exhibits are incorporated in this Registration Statement by reference unless otherwise indicated:


     (1)  Resolution of the Board of Directors of the depositor dated
December 3, 1984, authorizing the establishment of the Registrant (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant (File No. 333-05037));

     (2)  Not applicable;

     (3) (a) Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant (File No. 333-05037));


          (b) (i) Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant (File No. 333-05037));


          (b) (ii) Specimen Broker-Dealer Supervisory and Service Agent Agreement (Incorporated herein by reference to Post-Effective Amendment
No. 2 to the Form N-4 Registration Statement of the Registrant (File No. 333-05037));


          (b)(iii) Specimen Broker-Dealer Supervisory and Service Agent Agreement (Type 4) (Incorporated herein by reference to Post-Effective
Amendment No. 2 to the Form N-4 Registration Statement of the Registrant (File No. 333-05037));


     (4)  (i)   Form of Flexible Payment Deferred Combination Variable and Fixed
Individual Annuity Contract (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant (File No. 333-05037));


     (5)  (i)   Form of Application used with the variable annuity contract filed as Exhibit (4)(i) (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant (File No. 333-05037));


     (6) Declaration of Intent and Charter and By-Laws of the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant (File No. 333-05037));


     (7)  Not Applicable;

     (8)(a) Form of Participation Agreement by and between The Alger American Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated (Filed as Exhibit 8(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File
                     No. 33-41628, filed April 26, 1999);

        (b)(i) Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable,
                     Insurance Trust, Goldman Sachs & Co. and Sun Life Assurance Company of Canada (U.S.) (Filed as Exhibit 8(b)(i) to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

           (ii) Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(ii) to Post-Effective Amendment No. 13 to Registration Statement on
                     Form N-4, File No. 33-41628, filed April 26, 1999);

           (iii) Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as
                     Exhibit 8(b)(i) (Filed as Exhibit 8(b)(iii) to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

        (c) Form of Fund Participation Agreement between Sun Life Assurance Company of Canada (U.S.)
                     and J.P. Morgan Services Trust II (Filed as
                     Exhibit 8(c) to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File
                     No. 33-41628, filed April 26, 1999);

        (d)          Form of Participation Agreement dated February 17,
                     1998 by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S) and Massachusetts Financial Services Company (Filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed
                     April 26, 1999);

        (e)          Form of Participation Agreement dated February 17,
                     1998 by and among OCC Accumulation Trust, Sun Life Assurance Company of Canada (U.S.) and OCC Distributors (Filed as Exhibit 8(e) to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

        (f)          Form of Participation Agreement dated February,
                     1998 by and among Sun Life Assurance Company of Canada (U.S.), Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. (Filed as Exhibit 8(f) to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

        (g)          Form of Participation Agreement dated February 17,
                     1998 by and among Sun Life Assurance Company of Canada (U.S.), AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Filed as Exhibit 8(g) to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-82957, filed February 3, 2000);

        (h)          Form of Participation Agreement dated August 18,
                     1999 by and among Sun Life Assurance Company of Canada (U.S), Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Filed as Exhibit 8(h) to Post-Effective Amendment
                     No. 1 to Registration Statement on Form N-4, File
                     No. 333-82957, filed February 3, 2000);

     (9)  Previously Filed;

     (10)(a)        Consent of Deloitte & Touche*;


         (b)        Representation of Counsel pursuant to Rule 485(b)*;


     (11)           None;

     (12)           Not Applicable;

     (13) Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement of Registrant (File No. 333-05037)),


     (15)(a) Powers of Attorney (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000),


         (b) Power of Attorney of William W. Stinson (Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 33-19765, filed on April 19, 2000); and


     (16) Organizational Chart (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-82957, filed on March 31, 2000)


      -------------------------------------

       *            Filed herewith


     Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                                Positions and Offices
Business Address                                  with the Depositor
------------------                                ---------------------

Donald A. Stewart                                 Chairman and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

C. James Prieur                                   Vice Chairman and Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

James A. McNulty, III                             President and Director
One Sun Life Executive Park
Wellesley Hills, MA  02481

Richard B. Bailey                                 Director
63 Atlantic Avenue
Boston, MA  02110

Gregory W. Gee                                    Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

David D. Horn
Strong Road                                       Director
New Vineyard, Maine  04956

Donald B. Henderson, Jr.                          Director
125 West 55th Street
New York, NY  10019

John G. Ireland                                   Director
680 Steamboat Road
Greenwich, CT 06830

Name and Principal                                Positions and Offices
Business Address                                  with the Depositor
------------------                                ---------------------
Angus A. MacNaughton                              Director
Genstar Investment Corporation
555 California Street
San Francisco, CA 94104

Peter R. O'Flinn                                  Director
125 West 55th Street
New York, NY 10019

Fioravante G. Perrotta                            Director
13 Clark Lane
Essex, CT 06426

Ralph F. Peters                                   Director
55 Strimples Mill Road
Stockton, NJ 08559

S. Caesar Raboy                                   Director
220 Boylston Street
Boston, MA  02110

William W. Stinson                                Director
Canadian Pacific Limited
1800 Bankers Hall, East Tower
855 2nd Street, S.W.
Calgary, Alberta
Canada T2P 4Z5

Frederick B. Whittemore                           Director
1221 Avenue of the Americas
New York, NY 10020

James M.A. Anderson                               Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Peter F. Demuth                                   Vice President and Chief
One Sun Life Executive Park                       Counsel and Assistant
Wellesley Hills, MA  02481                        Secretary

Ronald J. Fernandes                               Vice President, Retirement
One Copley Place                                  Products and Services
Boston, MA 02116

Ellen B. King                                     Counsel and Secretary
One Sun Life Executive Park
Wellesley Hills, MA  02481

Davey S. Scoon                                    Vice President, Finance,
One Sun Life Executive Park                       Controller and Treasurer
Wellesley Hills, MA 02481

Robert P. Vrolyk                                  Vice President
One Sun Life Executive Park                       and Actuary
Wellesley Hills, MA  02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Sun Life Assurance Company of Canada (U.S.) is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

    The organization chart of Sun Life Assurance Company of Canada is incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-82957, filed on March 31, 2000.

     None of the companies listed is a subsidiary of the Registrant; therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27.  NUMBER OF CONTRACT OWNERS

     As of May 3, 2000 there were 1,131 qualified and 2,914 non-qualified Contracts issued and outstanding with respect to the Securities registered pursuant to this Registration Statement.


Item 28.  INDEMNIFICATION

     Article 5, Section 5.6 of the By-laws of Sun Life Insurance and Annuity Company of New York, a copy of which was filed as Exhibit A.(6)(b) to the Registration Statement of the Registrant on Form N-8B-2 (File No. 811-4440), provides for indemnification of directors, officers and employees of Sun Life Insurance and Annuity Company of New York.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Sun Life (N.Y.)

Variable Accounts A and B and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.


     Name and Principal                      Positions and Offices
     Business Address*                       with Underwriter
     ----------------                        ----------------
     Anne M. Georges....................     President and Director
     Davey S. Scoon.....................     Treasurer and Director
     James M.A. Anderson................     Director
     Ronald J. Fernandes................     Director
     James A. McNulty, III..............     Director
     Maura A. Murphy....................     Secretary
     Roy P. Creedon.....................     Assistant Secretary
     Donald E. Kaufman..................     Vice President
     Brian A. Krivitsky.................     Vice President
     Cynthia M. Orcutt..................     Vice President
     Laurie Lennox......................     Vice President

-------------
* The principal business address of all directors and officers of the principal underwriter except Ms. Georges, Ms. Lennox and Messrs. Fernandes and Krivitsky is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Ms. Georges, Ms. Lennox and Messrs. Fernandes and Krivitsky is One Copley Place, Boston, Massachusetts 02116.

     (c)  Inapplicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Inevstment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 122 East 42nd Street, Suite 1900, New York, New York 10017, at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Sun Life Assurance Company of Canada (U.S.) at One Copley Place, Boston Massachusetts 02116 and One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31.  MANAGEMENT SERVICES

     Not applicable.

Item 32.  UNDERTAKINGS

     The Registrant hereby undertakes:

     (a) To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

     (b) To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or simiilar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

     (c) To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

     (d) Representation with respect to Section 26(e)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

     The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 5 to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 5th day of May, 2000.


                                        Sun Life (N.Y.) Variable Account C
                                        (Registrant)

                                        Sun Life Insurance and Annuity
                                          Company of New York
                                        (Depositor)




                                   By:   /s/  JAMES A. McNULTY, III
                                   --------------------------------
                                              James A. McNulty, III
                                              President

Attest:  /s/ EDWARD M. SHEA
       -------------------------
       Edward M. Shea
       Assistant Vice President
       and Senior Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity
Company of New York, and on the  dates indicated.


    Signature                                  Title                Date
    ---------                                  -----                ----


    /s/  JAMES A. McNULTY, III               President and        May 5, 2000
--------------------------------------       Director
         James A. McNulty, III

    Signature                                  Title                Date
    ---------                                  -----                ----

                                         Vice President, Finance
                                        Controller and Treasurer
                                        (Principal Financial &
     /s/ DAVEY S. SCOON                    Accounting Officer)  May 5, 2000
--------------------------------------
       Davey S. Scoon


                                               Chairman
*    /s/ DONALD A. STEWART                   and Director       May 5, 2000
--------------------------------------
         Donald A. Stewart


                                            Vice Chairman
*    /s/ C. JAMES PRIERUR                    and Director       May 5, 2000
--------------------------------------
         C. James Prieur


*    /s/ RICHARD B. BAILEY                     Director         May 5, 2000
--------------------------------------
         Richard B. Bailey


*   /s/ GREGORY W. GEE                         Director         May 5, 2000
--------------------------------------
        Gregory W. Gee


*   /s/ DONALD B. HENDERSON, JR.               Director         May 5, 2000
--------------------------------------
        Donald B. Henderson, Jr.


*   /s/ DAVID D. HORN                          Director         May 5, 2000
--------------------------------------
        David D. Horn


*   /s/ JOHN G. IRELAND                        Director         May 5, 2000
--------------------------------------
        John G. Ireland


*  /s/ ANGUS A. MacNAUGHTON                    Director         May 5, 2000
--------------------------------------
       Angus A. MacNaughton


*   /s/ FIORAVANTE G. PERROTTA                 Director         May 5, 2000
--------------------------------------
        Fioravante G. Perrotta


------------------
* By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 15(a) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000.

    Signature                                  Title                  Date
    ---------                                  -----                  ----


*  /s/ RALPH F. PETERS                       Director           May 5, 2000
--------------------------------------
       Ralph F. Peters


*  /s/ PETER R. O'FLINN                      Director           May 5, 2000
--------------------------------------
       Peter R. O'Flinn


*  /s/ S. CAESAR RABOY                       Director           May 5, 2000
--------------------------------------
       S. Caesar Raboy


**/s/ WILLIAM W. STINSON                     Director           May 5, 2000
--------------------------------------
    William W. Stinson


*  /s/ FREDERICK B. WHITTEMORE               Director           May 5, 2000
--------------------------------------
       Frederick B. Whittemore



---------------
* By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 15(a) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000.


** By Edward M. Shea pursuant to Power of Attorney filed as Exhibit 15(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 33-19765, filed on April 19, 2000.